Inventories, Net - Schedule of Inventories (Details) - Inventories [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Line Items]
Raw materials	$ 2,620,813	$ 2,958,413
Finished goods	3,299,796	2,590,651
Work in process	11,735,123	10,289,693
Others	4,658	4,789
Total	$ 17,660,390	$ 15,843,546